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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-08000
Invesco Van Kampen Select Sector Municipal Trust
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/10

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EXHIBIT INDEX

Item 1. Schedule of Investments.

Invesco Van Kampen Select Sector Municipal Trust
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	VK-CE-SSMUNI-QTR-1 07/10	Invesco Advisers, Inc.

Invesco Van Kampen Select Sector Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 164.4%
	Alabama 1.8%
$750	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000%	06/01/39	$772,485
1,250	Courtland, AL Indl Dev Brd Solid Waste Disp Rev Rfdg Intl Paper Co Proj (AMT)	5.200	06/01/25	1,213,437
500	Healthcare Auth for Baptist AL, Ser A (b)	6.125	11/15/36	525,560
725	Selma, AL Indl Dev Brd Rev Gulf Opportunity Zone Intl Paper Co Proj, Ser A	6.250	11/01/33	760,728

				3,272,210

	Alaska 0.3%
1,000	Northern Tob Sec Corp AK Tob Settlement Rev Asset Bkd, Ser A	5.000	06/01/46	646,630

	Arizona 5.1%
610	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/25	677,027
915	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/26	1,006,866
250	Glendale, AZ Indl Dev Auth Midwestern Univ	5.000	05/15/35	249,277
500	Glendale, AZ Indl Dev Auth Midwestern Univ	5.125	05/15/40	502,445
1,155	Glendale, AZ Indl Dev Auth Rfdg	5.000	12/01/35	1,064,633
1,000	Goodyear, AZ McDowell Rd Coml Corridor Impt Dist Impt (AMBAC Insd)	5.250	01/01/32	1,005,360

Invesco Van Kampen Select Sector Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$800	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser C (b)	5.000%	07/01/38	$878,920
500	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev Rfdg AZ Pub Svc Co, Ser B (b)	5.500	05/01/29	520,790
225	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser C (b)	5.500	06/01/34	238,826
275	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser E (b)	5.750	06/01/34	293,879
240	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.000	01/01/39	244,951
220	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.125	01/01/45	225,711
800	Pima Cnty, AZ Indl Dev Auth Wtr & Waste Wtr Rev Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	799,304
750	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000	01/01/28	818,543
700	University Med Ctr Corp AZ Hosp Rev	5.000	07/01/35	648,326

				9,174,858

	California 19.1%
5,000	Alameda Corridor Trans Auth CA Conv Cap Apprec Sub Lien Rfdg, Ser A (AMBAC Insd) (c)	0.000/5.400	10/01/24	4,121,200
1,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1	5.000	04/01/39	1,028,800
300	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	120,951

Invesco Van Kampen Select Sector Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$400	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000%	07/01/34	$432,668
1,800	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	4.950	08/01/23	1,694,538
1,200	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	5.050	02/01/29	1,123,260
1,100	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.300	08/01/23	1,085,777
1,300	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.450	08/01/28	1,239,810
500	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser B (AMT)	5.000	07/01/27	502,155
475	California St (AMBAC Insd)	5.125	10/01/27	475,128
275	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/24	306,372
325	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/25	360,376
325	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/26	357,325
225	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/27	245,770
325	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/28	352,693
700	California St Econ Recovery Rfdg, Ser A	5.250	07/01/21	799,764
425	California St Purp	5.750	04/01/31	454,975
250	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (d)	5.125	04/01/37	224,722

Invesco Van Kampen Select Sector Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$500	California Statewide Cmnty Dev Auth Rev Kaiser Permanente, Ser A	5.000%	04/01/19	$557,425
200	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Third Tier Franciscan Rfdg, Ser C	6.500	12/15/47	176,356
5,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Rfdg (c)	0.000/5.800	01/15/20	5,106,350
160	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A1	4.500	06/01/27	139,224
1,720	Los Angeles Cnty, CA Pub Wks Fin Auth Rev Sr Lien Rfdg, Ser A (AGM Insd)	5.500	10/01/18	1,970,260
100	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (d)	5.500	03/01/18	95,025
3,500	Palm Springs, CA Fin Auth Lease Rev Convention Ctr Proj, Ser A (NATL Insd)	5.500	11/01/35	3,555,125
400	Palomar Pomerado Hlthcare Dist CA Ctf Partn	6.750	11/01/39	437,352
450	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rfdg Second, Ser A4 (AMT) (b)	6.500	05/01/19	480,195
1,000	San Francisco, CA City & Cnty Arpts Commn Intl Arpt Second, Ser F (e)	5.000	05/01/40	1,001,070
1,000	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bds, Ser A1	5.375	06/01/38	761,500

Invesco Van Kampen Select Sector Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A1	5.000%	06/01/37	$1,467,200
5,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A1	5.125	06/01/46	3,210,000
750	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	800,228

				34,683,594

	Colorado 6.2%
5,000	Colorado Ed & Cultural Fac Charter Sch Proj (Syncora Gtd)	5.500	05/01/36	5,039,950
400	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	320,924
1,725	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser C-5 (AGM Insd) (a)	5.000	09/01/36	1,750,340
1,000	Colorado Hlth Fac Auth Rev Hosp Parkview Med Ctr Proj (Prerefunded @ 9/01/11)	6.500	09/01/20	1,066,290
1,000	Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded @ 11/15/11)	6.500	11/15/31	1,088,180
1,500	Montrose, CO Mem Hosp	6.000	12/01/33	1,446,990
750	Salida, CO Hosp Dist Rev	5.250	10/01/36	604,035

				11,316,709

	Connecticut 1.0%
1,375	Connecticut St Dev Auth Wtr Fac Rev Aquarion Wtr Co CT Proj Rfdg (Syncora Gtd) (AMT)	5.100	09/01/37	1,252,969

Invesco Van Kampen Select Sector Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Connecticut (continued)
$500	Hamden, CT Fac Rev Whitney Ctr Proj, Ser B	6.125%	01/01/14	$498,375

				1,751,344

	District of Columbia 1.2%
900	District of Columbia Hosp Rev Sibley Mem Hosp	6.375	10/01/34	970,821
290	District of Columbia Hosp Rev Sibley Mem Hosp	6.500	10/01/29	319,861
275	District of Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/29	292,806
550	District of Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/34	574,712

				2,158,200

	Florida 7.2%
150	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	131,668
640	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	621,178
1,000	Citizens Ppty Ins Corp FL High Risk Sr Sec, Ser A-1	5.000	06/01/14	1,063,040
880	Citizens Ppty Ins Corp FL High Risk Sr Sec, Ser A-1	5.250	06/01/17	931,146
95	Escambia Cnty, FL Hlth Fac Auth Hlth Fac Rev FL Hlthcare (AMBAC Insd)	5.950	07/01/20	98,230
350	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	355,404

Invesco Van Kampen Select Sector Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$775	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500%	10/01/38	$794,406
300	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty IDA Rfdg (AMBAC Insd) (b)	5.000	12/01/34	314,529
300	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec, Ser B (b)	5.150	09/01/25	325,512
245	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser A (Acquired 2/19/08, Cost $245,000) (f)	6.800	05/01/38	210,693
150	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 2/19/08, Cost $150,000) (f)	6.900	05/01/17	141,493
600	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	521,556
215	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A (g)	6.125/2.000	05/01/35	122,184
400	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	361,156
1,000	Palm Beach Cnty, FL Solid Waste Auth Rev Impt (BHAC Insd) (a)	5.500	10/01/23	1,156,100
2,500	Port St Lucie, FL Spl Assmt Rev Southwest Annexation Dist 1-B (NATL Insd)	5.000	07/01/40	2,266,575
1,100	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350	03/15/42	1,206,073

Invesco Van Kampen Select Sector Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$250	Seminole Tribe, FL Spl Oblig Rev, Ser A (d)	5.750%	10/01/22	$244,738
335	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	218,162
300	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	284,724
300	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	262,434
500	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	414,055
1,000	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Aero, Ser A	5.750	10/15/29	1,002,230
200	World Comm Cmnty Dev Dist FL Spl Assmt (g)	5.500/2.000	05/01/38	66,260

				13,113,546

	Georgia 5.1%
1,250	Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien, Ser C (AGM Insd) (a)	5.000	01/01/33	1,265,688
380	Atlanta, GA Tax Alloc Beltline Proj, Ser B	6.750	01/01/20	393,525
75	Atlanta, GA Tax Alloc Beltline Proj, Ser B	7.375	01/01/31	77,288
1,675	Atlanta, GA Wtr & Wastewtr Rev, Ser A	5.250	11/01/17	1,897,926
450	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/27	492,390
500	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/28	543,195

Invesco Van Kampen Select Sector Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (continued)
$450	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000%	11/01/29	$485,041
980	Georgia Muni Elec Auth Pwr Rev Rfdg, Ser A (FGIC Insd) (h)	5.500	01/01/12	1,021,523
1,050	Georgia Muni Elec Auth Pwr Rev, Ser A (FGIC Insd)	5.500	01/01/12	1,088,902
1,200	Private Colleges & Univ Auth GA Rev Emory Univ, Ser B (a)	5.000	09/01/29	1,316,988
600	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	616,962

				9,199,428

	Hawaii 1.0%
1,000	Hawaii Pacific Hlth Spl Purp Rev, Ser B	5.625	07/01/30	1,007,890
750	Hawaii St Arpt Sys Rev, Ser A	5.000	07/01/39	756,983

				1,764,873

	Idaho 0.6%
250	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	285,388
400	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.750	11/01/37	444,252
325	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg (i)	6.125	11/15/27	289,009

				1,018,649

	Illinois 13.0%
500	Bartlett, IL Tax Increment Rev Sr Lien Quarry Redev Proj Rfdg	5.600	01/01/23	429,490
270	Bourbonnais IL Indl Proj Rev Olivet Nazarene Univ Proj	5.500	11/01/40	267,224
2,750	Chicago, IL Brd Ed Rfdg, Ser C (AGM Insd)	5.000	12/01/27	2,877,627

Invesco Van Kampen Select Sector Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$2,000	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien Rfdg, Ser A (NATL Insd) (AMT)	5.375%	01/01/32	$2,000,040
2,540	Chicago, IL O’Hare Intl Arpt Rev Second Lien Passenger Fac, Ser A (AMBAC Insd) (AMT)	5.375	01/01/32	2,540,051
1,400	Chicago, IL O’Hare Intl Arpt Rev, Ser A (AGM Insd) (a)	5.000	01/01/33	1,422,064
1,425	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/25	1,570,037
285	Cook Cnty, IL Sch Dist No. 100 Berwyn South (AGM Insd)	8.100	12/01/15	374,473
300	Granite City Madison Cnty IL Waste Mgmt Inc Proj (AMT) (b)	3.500	05/01/27	301,674
750	Illinois Fin Auth Hosp Rev Rfdg Kish Hlth Sys Oblig Group	5.500	10/01/22	787,928
870	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.375	08/15/24	944,872
500	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.750	08/15/30	545,225
2,000	Illinois Fin Auth Rev Osf Hlthcare Sys, Ser A	5.750	11/15/37	1,988,900
3,000	Illinois Fin Auth Rev Resurrection Hlthcare, Ser A (AGM Insd)	5.500	05/15/24	3,146,880
500	Illinois Fin Auth Rev Riverside Hlth Sys	6.250	11/15/35	529,185
750	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250	11/01/38	848,798
1,000	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500	08/01/37	927,270
600	Illinois Fin Auth Rev Temps 65 Pk Pl Elmhurst, Ser D-2	7.000	11/15/15	601,884

Invesco Van Kampen Select Sector Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,335	Illinois Fin Auth Solid Waste Rev Disp Waste Mgmt Inc Proj, Ser A (AMT)	5.050%	08/01/29	$1,319,901
225	Will Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000	12/01/42	203,105

				23,626,628

	Indiana 5.3%
260	Crown Point, IN Econ Dev Rev Temp Wittenberg Vlg Proj, Ser C-1	7.250	11/15/14	260,650
2,715	East Chicago, IN Elem Sch Bldg Corp First Mtg Rfdg (AMBAC Insd)	6.250	01/05/16	2,988,889
4,600	Indiana Hlth & Ed Fac Fin Auth Rev Ascension Hlth Sr Cr, Ser B6 (a)	5.000	11/15/36	4,684,134
1,000	Indiana St Dev Fin Auth Rev Rfdg (AMT)	5.950	08/01/30	1,010,370
600	Indiana St Fin Auth Environmental Fac Rev IN Pwr & LT Co Proj Rfdg, Ser A	4.900	01/01/16	654,108

				9,598,151

	Iowa 2.3%
1,125	Coralville, IA Ctf Partn, Ser D	5.250	06/01/26	1,173,094
1,515	Des Moines, IA Pub Pkg Sys Rev, Ser A (NATL Insd)	5.750	06/01/14	1,520,469
2,185	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.375	06/01/38	1,567,191

				4,260,754

Invesco Van Kampen Select Sector Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kansas 4.8%
$700	Burlington, KS Environmental Impt Rev KC Pwr Lt Rfdg, Ser B (Syncora Gtd) (b)	5.000%	12/01/23	$716,982
70	Cowley Cnty, KS Uni Sch Dist No 465 Winfield Impt Rfdg (NATL Insd)	5.250	10/01/21	77,652
1,250	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.500	11/15/23	1,411,837
1,000	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.750	11/15/38	1,084,510
250	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	226,148
1,495	Overland Pk, KS Dev Corp Rev First Tier, Ser A (Prerefunded @ 1/01/11)	7.375	01/01/32	1,553,679
3,500	Wamego, KS Pollutn Ctl Rev KS Gas & Elec Co Proj Rfdg (NATL Insd)	5.300	06/01/31	3,570,245

				8,641,053

	Kentucky 2.2%
600	Kentucky Econ Dev Fin Auth Hosp Fac Rev Owensboro Med Hlth Sys, Ser A	6.500	03/01/45	630,168
600	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A1 (AGL Insd)	5.750	12/01/28	655,860
600	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/24	671,868

Invesco Van Kampen Select Sector Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kentucky (continued)
$660	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250%	02/01/25	$735,577
1,405	Louisville & Jefferson Cnty, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.250	10/01/36	1,400,925

				4,094,398

	Louisiana 1.0%
371	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	227,152
750	Louisiana St Ctzn Ppty Ins Corp Assmt Rev, Ser C2 (AGL Insd)	6.750	06/01/26	871,253
750	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (b)	5.250	11/01/37	797,250

				1,895,655

	Maryland 2.3%
375	Maryland St Econ Dev Corp Econ Dev Rev Term Proj, Ser B	5.750	06/01/35	386,614
265	Maryland St Econ Dev Corp Econ Dev Rev Trans Fac Proj, Ser A	5.375	06/01/25	272,006
800	Maryland St Econ Dev Corp Student Hsg Rev Collegiate Hsg Salisbury, Ser A	6.000	06/01/19	815,312
2,000	Maryland St Hlth & Higher Ed Fac Auth Rev MD Inst College of Art	5.000	06/01/40	1,890,400

Invesco Van Kampen Select Sector Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Maryland (continued)
$800	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500%	07/01/42	$783,464

				4,147,796

	Massachusetts 2.7%
825	Massachusetts Dev Fin Agy Sr Living Fac Rev, Ser B2	6.250	06/01/14	825,883
225	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/42	164,126
2,000	Massachusetts St Dev Fin Agy Semass Sys, Ser A (NATL Insd)	5.625	01/01/15	2,075,340
650	Massachusetts St Hlth & Ed Fac Auth Rev Berklee College Music, Ser A	5.000	10/01/32	662,902
1,145	Massachusetts St Indl Fin Agy Rev Wtr Treatment Amern Hingham (AMT) (i)	6.750	12/01/20	1,145,779

				4,874,030

	Michigan 2.0%
800	Detroit, MI Sew Disp Rev Sr Lien Rfdg, Ser C1 (AGM Insd)	7.000	07/01/27	937,856
500	Detroit, MI Wtr Supply Sys Rfdg Second Lien, Ser C (AGM Insd)	5.000	07/01/26	511,805
325	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.250	01/15/47	357,285
225	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.500	01/15/47	251,935

Invesco Van Kampen Select Sector Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$2,250	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000%	06/01/48	$1,631,565

				3,690,446

	Minnesota 0.9%
650	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	747,539
450	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.625	11/15/28	507,888
100	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	100,800
225	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/33	223,308

				1,579,535

	Missouri 2.4%
205	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp Assoc	5.625	06/01/27	205,107
500	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev St Francis Med Ctr	5.500	06/01/29	518,005
500	Cass Cnty, MO Hosp Rev	5.625	05/01/38	455,345
650	Kirkwood, MO Indl Dev Auth Retirement Cmnty Rev Temp 75 Aberdeen Hts, Ser C-1	7.500	11/15/16	654,764
1,000	Missouri St Hlth & Ed Fac Auth Hlth Fac Rev Sr Living Fac Lutheran, Ser A	5.375	02/01/35	951,040
1,250	Saint Charles, MO Ctf Partn, Ser B	5.500	05/01/18	1,306,963

Invesco Van Kampen Select Sector Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$250	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750%	11/01/27	$234,135

				4,325,359

	Nebraska 0.6%
1,000	Municipal Energy Agy of NE Pwr Supply Sys Rev Rfdg, Ser A (BHAC Insd)	5.375	04/01/39	1,077,800

	Nevada 0.5%
1,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250	07/01/34	917,800
20	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (BHAC Insd) (AMT)	4.750	09/01/36	17,960

				935,760

	New Hampshire 0.3%
200	New Hampshire St Business Fin Auth Pollutn Ctl Rev Rfdg The Utd Illuminating, Ser A (AMT) (b)	6.875	12/01/29	212,400
275	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (b)	7.125	07/01/27	289,003

				501,403

	New Jersey 1.2%
600	New Jersey Econ Dev Auth Rev MSU Student Hsg Proj Provident Group Montclair LLC	5.875	06/01/42	609,120

Invesco Van Kampen Select Sector Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$1,500	New Jersey St Ctfs Partn Equip Lease Purchase, Ser A	5.250%	06/15/28	$1,579,800

				2,188,920

	New Mexico 2.6%
500	Farmington, NM Pollutn Ctl Rev Pub Svc NM San Juan, Ser A (b)	5.200	06/01/40	504,680
750	Farmington, NM Pollutn Ctl Rev Pub Svc NM San Juan, Ser C	5.900	06/01/40	758,970
1,500	Jicarilla, NM Apache Nation Rev Adj, Ser A (Acquired 10/23/03, Cost $1,514,910) (f)	5.000	09/01/18	1,591,710
1,250	Jicarilla, NM Apache Nation Rev, Ser A (Acquired 10/23/03, Cost $1,275,475) (f)	5.500	09/01/23	1,319,913
500	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (a)	6.375	08/01/32	558,155

				4,733,428

	New York 13.6%
500	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.250	07/15/40	513,150
210	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.375	07/15/43	216,302
2,000	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.500	01/01/27	2,037,500
2,750	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.700	01/01/43	2,752,970

Invesco Van Kampen Select Sector Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$5	New York City, Ser C	7.250%	08/15/24	$5,024
1,700	New York City, Ser I1 (a)	5.000	02/01/26	1,832,090
700	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/26	775,915
750	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/27	826,058
1,600	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/28	1,749,872
6,900	Port Auth NY & NJ Cons 144th (a)	5.000	10/01/35	7,269,772
6,300	Port Auth NY & NJ Cons 152nd (a)	5.000	11/01/28	6,460,335
200	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (d)	5.000	12/01/23	164,834

				24,603,822

	North Carolina 1.9%
3,000	Charlotte, NC Ctf Partn Convention Fac Proj Rfdg, Ser A	5.500	08/01/19	3,354,090
150	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.750	10/01/37	134,097

				3,488,187

Invesco Van Kampen Select Sector Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Dakota 0.3%
$500	McLean Cnty, ND Solid Waste Fac Rev Great River Energy, Ser B	5.150%	07/01/40	$506,570

	Ohio 5.7%
745	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.125	06/01/24	624,727
315	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.750	06/01/34	235,752
250	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/30	197,365
1,050	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser A (AGM Insd) (a)	5.000	02/01/24	1,112,265
1,050	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser B (AGM Insd) (a)	5.000	02/01/24	1,112,286
1,125	Lorain Cnty, OH Hosp Rev Rfdg Catholic, Ser C (AGM Insd) (a)	5.000	04/01/24	1,191,735
565	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.000	11/15/28	598,149
350	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.250	11/15/39	368,750
1,000	Ohio St Air Quality Dev Auth Rev Rfdg Columbus Southn Pwr Co, Ser B (b)	5.800	12/01/38	1,057,040
1,500	Ohio St Air Quality Dev Auth Rev Rfdg Pollutn Ctl First Energy, Ser C	5.625	06/01/18	1,656,765

Invesco Van Kampen Select Sector Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$850	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser 2009A	6.750%	01/15/39	$909,466
575	Ohio St Higher Ed Fac Commn Summa Hlth Sys 2010 Proj	5.750	11/15/35	576,650
500	Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev Rfdg First Energy, Ser A (b)	5.875	06/01/33	552,800
155	Toledo Lucas Cnty, OH Port Auth Dev Rev Northwest OH Bd Fd, Ser C (AMT) (h)	6.000	05/15/11	159,053

				10,352,803

	Oklahoma 0.5%
500	Chickasaw Nation, OK Hlth Sys (d)	6.250	12/01/32	529,800
1,000	Mc Alester, OK Pub Wks Auth Util Sys Rev Cap Apprec (AGM Insd)	*	02/01/31	382,700

				912,500

	Pennsylvania 1.6%
500	Delaware Riv Port Auth PA & NJ Rev, Ser D	5.000	01/01/35	509,955
900	Franklin Cnty, PA Indl Dev Rev Auth Rev Chambersburg Hosp Proj	5.375	07/01/42	902,358
850	Pennsylvania St Tpk Commn Tpk Rev Conv Cap Apprec Sub, Ser B-2 (c)	0.000/5.750	12/01/28	638,580
500	Pennsylvania St Tpk Commn Tpk Rev Conv Cap Apprec Sub, Ser B-2 (c)	0.000/6.000	12/01/34	373,245

Invesco Van Kampen Select Sector Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$500	Pennsylvania St Tpk Commn Tpk Rev Sub, Ser B-1	5.000%	12/01/37	$503,495

				2,927,633

	South Carolina 10.7%
2,420	Beaufort Cnty, SC Tax Increment New Riv Redev Proj Area (NATL Insd)	5.500	06/01/20	2,635,162
10,000	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250	12/01/25	10,708,900
3,000	Dorchester Cnty, SC Sch Dist No 002 Installment Pur Rev Growth	5.000	12/01/30	3,067,620
1,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.500	02/01/38	1,051,960
1,500	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	1,571,160
250	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/42	177,535
190	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000	06/01/18	190,167

				19,402,504

	Tennessee 3.4%
1,250	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser B	6.000	10/01/35	1,168,537

Invesco Van Kampen Select Sector Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee (continued)
$1,500	Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Impt & Rfdg, Ser B (Prerefunded @ 7/01/12)	8.000%	07/01/33	$1,697,610
1,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg MTN St Hlth Rfdg, Ser A (NATL Insd) (Prerefunded @ 7/01/12)	7.500	07/01/25	1,132,630
750	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg MTN St Hlth, Ser A	5.500	07/01/36	738,758
1,300	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (AGM Insd) (a)	5.250	09/01/27	1,372,280

				6,109,815

	Texas 15.5%
575	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	573,775
500	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/18	565,900
575	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/19	648,859
2,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser A (AGM Insd) (AMT)	5.500	11/01/21	2,114,280
225	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750	11/01/18	225,697
500	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	501,715

Invesco Van Kampen Select Sector Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,900	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000%	08/15/37	$1,972,561
300	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250	12/01/35	342,453
400	Harris Cnty, TX Indl Dev Corp Solid Waste Disp Rev Deer Pk Refng Proj	5.000	02/01/23	415,332
1,500	Harris Cnty, TX Sr Lien Toll Rd, Ser A (a)	5.000	08/15/28	1,608,135
3,000	Houston, TX Util Sys Rev Rfdg Comb First Lien, Ser A (AGM Insd) (a)	5.000	11/15/36	3,108,210
1,200	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	1,236,912
1,250	Matagorda Cnty, TX Navig Dist No 1 Rev Coll Centerpoint Energy Proj Rfdg (b)	5.600	03/01/27	1,261,488
500	McLennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	547,425
1,000	North Cent, TX Hlth Fac Dev Corp Rev Hosp Childrens Med Ctr Dallas (AMBAC Insd)	5.250	08/15/32	1,020,790
540	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	5.625	01/01/28	573,917
360	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/26	395,752
600	North TX Twy Auth Rev Sys First Tier Rfdg, Ser L2 (b)	6.000	01/01/38	658,638
1,000	North TX Twy Auth Rev Toll Second Tier Rfdg, Ser F	5.750	01/01/33	1,057,070

Invesco Van Kampen Select Sector Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,700	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750%	11/15/37	$1,543,702
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svc Inc Proj	5.250	11/15/37	963,430
500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home, Ser B-2	6.500	02/15/14	501,960
1,200	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.250	07/01/28	1,317,552
1,000	Texas A&M Univ Rev Fin Sys, Ser A	5.000	05/15/28	1,096,360
560	Texas Private Activity Surface Trans Corp Sr Lien Nt Mobility	6.875	12/31/39	583,621
2,215	Texas St Trans Commn Mobility Fd (a)	5.000	04/01/28	2,409,499
1,000	Tyler, TX Hlth Fac Dev Corp Hosp Rev Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	944,660

				28,189,693

	Virginia 1.5%
1,000	Richmond, VA Indl Dev Auth Govt Fac Rev Bds (AMBAC Insd)	5.000	07/15/15	1,119,260
1,400	Tobacco Settlement Fin Corp VA Asset Bk	5.500	06/01/26	1,568,126

				2,687,386

Invesco Van Kampen Select Sector Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington 8.0%
$1,500	Chelan Cnty, WA Pub Util Dist No 001 Cons Rev Chelan Hydro, Ser A (BHAC Insd) (AMT) (a)	5.600%	01/01/36	$1,514,445
1,370	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser A (AGM Insd)	5.500	07/01/18	1,442,788
3,000	Kalispel Tribe Indians Priority Dist WA Rev	6.750	01/01/38	2,524,980
5,000	Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (NATL Insd)	5.250	09/01/33	5,077,500
560	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007A-2027 (Acquired 5/07/08, Cost $560,000) (f)	6.000	01/01/27	551,925
3,000	Washington St, Ser B	5.500	05/01/18	3,414,840

				14,526,478

	West Virginia 1.9%
1,750	Harrison Cnty, WV Cmnty Commn Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500	10/15/37	1,694,700
400	West Virginia St Hosp Fin Auth Hosp Rev Rfdg & Impt Utd Hlth Sys, Ser C	5.500	06/01/34	403,868
450	West Virginia St Hosp Fin Auth Hosp Rev Rfdg & Impt Utd Hlth Sys, Ser C	5.500	06/01/39	456,250
400	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	410,864

Invesco Van Kampen Select Sector Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	West Virginia (continued)
$425	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.250%	10/01/23	$435,043

				3,400,725

	Wisconsin 2.3%
175	Superior, WI Collateralized Util Rev Rfdg Superior Wtr Lt & Pwr Proj, Ser A (AMT)	5.375	11/01/21	181,305
150	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj, Ser B (AMT)	5.750	11/01/37	151,935
1,000	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300	09/01/23	1,045,570
1,100	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500	09/01/28	1,144,396
370	Wisconsin St Gen Rev, Ser A	5.375	05/01/25	413,901
500	Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlthcare Inc, Ser B (b)	5.125	08/15/27	534,285
720	Wisconsin St Hlth & Ed Fac Auth Rev Prohealth Care Inc Oblig Group	6.625	02/15/39	785,873

				4,257,265

	Wyoming 0.3%
500	Sweetwater Cnty, WY Pollutn Ctl Rev ID Pwr Co Proj Rfdg	5.250	07/15/26	533,765

	Puerto Rico 3.9%
1,100	Puerto Rico Elec Pwr Auth Pwr Rev, Ser CCC	5.250	07/01/27	1,139,974
800	Puerto Rico Elec Pwr Auth Pwr Rev, Ser XX	5.250	07/01/40	808,288

Invesco Van Kampen Select Sector Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico (continued)
$1,025	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (Prerefunded @ 8/01/11) (b)	5.000%	08/01/39	$1,073,994
750	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.375	08/01/39	761,144
850	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.500	08/01/42	868,606
2,350	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser C	5.250	08/01/41	2,361,796

				7,013,802

	Virgin Islands 0.6%
1,000	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Nt-Sr Lien, Ser A	5.000	10/01/25	1,016,279

Total Long-Term Investments 164.4% (Cost $294,170,104)				298,200,384
Total Short-Term Investments 2.3% (Cost $4,190,000)				4,190,000

Total Investments 166.7% (Cost $298,360,104)				302,390,384
Liability for Floating Rate Note Obligations Related to Securities Held (23.1%) (Cost ($41,880,000))
(41,880)	Notes with interest rates ranging from 0.30% to 0.75% at July 31, 2010 and contractual maturities of collateral ranging from 2023 to 2039 (j)			(41,880,000)

Total Net Investments 143.6% (Cost $256,480,104)				260,510,384
Other Assets in Excess of Liabilities 2.6%				4,780,675
Preferred Shares (including accrued distributions) (46.2%)				(83,856,736)

Net Assets 100.0%				$181,434,323

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Variable Rate Coupon.

(c)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.

(d)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)	Security purchased on a when-issued or delayed delivery basis.

(f)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.1% of net assets.

(g)	Non-income producing security.

(h)	Escrowed to Maturity.

(i)	Security has been deemed illiquid.

Invesco Van Kampen Select Sector Municipal Trust
Schedule of Investments ■ July 31, 2010 (Unaudited) continued

(j)	Floating rate notes. The interest rates shown reflect the rate in effect at July 31, 2010.
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
FGIC — Financial Guaranty Insurance Co.
NATL — National Public Finance Guarantee Corp.
Syncora — Syncora Guaranteed Inc.
Security Valuation Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	Prices are based on quoted prices in active markets for identical investments

Level 2 —	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3 —	Prices are based on significant unobservable inputs including the Trust’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of July 31, 2010 in valuing the Trust’s investments carried at value.

	Level 1	Level 2	Level 3
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Municipal Securities	$ —	$302,390,384	$ —	$302,390,384

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$11,846,244
Aggregate unrealized (depreciation) of investment securities	($7,382,127)

Net unrealized appreciation of investment securities	$4,464,117

Cost of investments for tax purposes is $256,052,229.

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Select Sector Municipal Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: September 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: September 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: September 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.